COST OF SALES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about cost of sales [Line Items]
Site operating cost	$ 5,416	$ 5,014
Depreciation	2,043	1,997
Royalty expense	433	445
Community relations	40	41
Cost of sales	7,932	7,497
Inventory write-down	68	104
Employee benefits expense	1,579	1,448
Gold
Disclosure of detailed information about cost of sales [Line Items]
Site operating cost	5,015	4,678
Depreciation	1,756	1,756
Royalty expense	371	342
Community relations	36	37
Cost of sales	7,178	6,813
Copper
Disclosure of detailed information about cost of sales [Line Items]
Site operating cost	401	336
Depreciation	259	223
Royalty expense	62	103
Community relations	4	4
Cost of sales	726	666
Other
Disclosure of detailed information about cost of sales [Line Items]
Site operating cost	0	0
Depreciation	28	18
Royalty expense	0	0
Community relations	0	0
Cost of sales	$ 28	$ 18